Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Loans and Borrowings [Abstract]
Schedule of loans and borrowings
	2022	2021
	USD	USD

Convertible notes	-	13,805,436
Working capital loans	-	4,721,366
	-	18,526,802

Schedule of changes in the convertible notes
	2022	2021
	USD	USD

At January 1	13,805,436	12,735,835
Additions – convertible notes	-	6,000,000
Changes in fair value (note 9)	-	453,331
Interest and transaction costs (note 9)	322,748	1,836,468
Conversion of convertible notes during the year	(7,738,184)	(7,220,198)
Repayment of convertible notes during the year	(6,390,000)	-
At December 31	-	13,805,436

Schedule of classification and maturity of the convertible notes
	2022	2021
	USD	USD

Fair value through profit or loss	-	-
Amortized cost	-	13,805,436
	-	13,805,436

Current	-	13,805,436
Non-current	-	-
	-	13,805,436

Schedule of presents the changes in the working capital loans
	2022	2021
	USD	USD

At January 1	4,721,366	-
Additions – working capital loans	-	4,499,994
Interest (note 9)	88,757	221,372
Repayment of working capital loans	(4,810,123)	-
At December 31	-	4,721,366